Subsequent Events	12 Months Ended
Dec. 31, 2025
401(k) Savings Plan
Subsequent Events
Subsequent Events	7. Subsequent Events The Plan’s management has evaluated subsequent events through June 25, 2026 and there were no subsequent events requiring adjustments to the financial statements.